1-34684

NASDAQ
THE NASDAQ OMX GROUP

William Slattery, CFA
Vice President
Listing Qualifications

By Electronic Mail

September 30, 2011

RECEIVED
SEP 30 2011
The Division of
Investment Management

Ms. Cecile Peters
Chief, IT Services
Division of Corporation Finance
U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

Dear Ms. Peters:

This is to certify that on September 29, 2011 The Nasdaq Stock Market (the "Exchange") received from Russell Exchange Traded Funds Trust (the "Registrant") a copy of the Registrant's application on Form 8-A 12(b) for the registration of the following securities:

Russell Small Cap Aggressive Growth ETF
Russell Small Cap Consistent Growth ETF
Russell Small Cap Low P/E ETF
Russell Small Cap Contrarian ETF

We further certify that the securities described above have been approved by the Exchange for listing and registration.

We understand that the Registrant is seeking immediate acceleration of the effective date of registration, and we hereby join in such request.

Sincerely,

William Slattery

11000114

CIK-01469030